Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies
Future minimum lease payments under operating leases

As of December 31, 2018, future minimum lease payments under operating leases having initial or remaining non-cancelable lease terms in excess of one year were as follows:

2019	$1,077,532
2020	1,168,710
2021	1,203,658
2022	1,239,885
2023	1,276,356
Thereafter	3,818,795
Total	$9,784,936

Future minimum lease payments under the capital leases

The following table shows the future minimum lease payments under the capital leases by year and the present value of the minimum lease payments:

Year ending December 31:
2019	$464,797
2020	354,739
2021	33,774
Thereafter	—
Total minimum lease payments	853,310
Less: Amount representing interest	(24,525)
Present value of minimum lease payments	$828,785